Property, Plant and Equipment, Net	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

7.     Property, Plant and Equipment, Net

	November 30,
	2012	2011
Land	$1,421	$1,421
Buildings and leasehold improvements	16,250	15,122
Machinery and equipment	139,342	130,392

	157,013	146,935
Accumulated depreciation	(116,819)	(101,720)

	$40,194	$45,215

        Depreciation expense during the years ended November 30, 2012, 2011 and 2010 was $17,936, $19,405 and $18,436 respectively. For the years ended November 30, 2012, 2011 and 2010 the Company disposed of fully-depreciated machinery and equipment with a recorded cost of $4,158, $5,927 and $2,474 respectively.